RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS
Schedule of companies that are related parties

Name of the related parties	Relationship
Mr. Kai Sun	Founding Shareholder
Mr. Yifan Li	Founding Shareholder
Mr. Shaoqing Xiang	Founding Shareholder
Mr. Minglie Hu	Shareholder
Mr. Min Ai	Shareholder
Shanghai Leyi Technology L.P.	An affiliate of the shareholder of the Group
Sharpa Group and its subsidiaries(“Sharpa”)	An associate of Founding Shareholders of the Group

Schedule of significant related party transactions

	For year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Payment for equity acquisition
Founding Shareholders and certain shareholders	17,506	—	292,721
Total	17,506	—	292,721

	For year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Subscription consideration received from shareholders
Founding Shareholders and certain shareholders	17,506	—	292,721
Total	17,506	—	292,721

Schedule of outstanding balances with related parties

	As of December 31,
	2023	2024	2025
	RMB	RMB	RMB
Amounts due to related parties, net of allowance
Founding Shareholders and certain shareholders	326,028	326,256	—
An affiliate of the shareholder of the Group	14,023	8,997	—
Total	340,051	335,253	—